WESTCON CAPITAL LEASE	9 Months Ended
Sep. 30, 2011
Capital Leases [Abstract]
WESTCON CAPITAL LEASE
NOTE 9 – WESTCON CAPITAL LEASE

In addition to the leases entered into with the financial institutions aforementioned, the Company entered into a similar sales-lease type arrangement with Westcon Brasil Ltda (“Westcon”), a third-party specialized in buying and selling IT equipment and solutions.   This specific arrangement was completed as part of a lease contract with Cidade Administrativa de Minas Gerais - CAMG (Administrative City of Minas Gerais, one of Brazil’s 26 states and the second most populous). The lease obligation is guaranteed by the sales contract receivable, which has a term of 56 months. As of September 30, 2011, the sales-type lease accounts receivable and related capital lease obligations payable to Westcon are as follows:
Accounts receivable

September
30, 2011
Current	$4,106
Non-current	11,612
$15,718

Capital lease payable

Future minimum payments under the Westcon capital lease obligations in each of the subsequent periods to September 30, 2011 are as follows:

Amount
Capital lease obligations:
2012	$4,214
2013	4,214
2014	3,563

Total minimum lease payments	11,991
Less amount representing interest	(2,094)
Net minimum lease payments	9,897
Less current portion of obligations under capital leases	(2,612)
Long-term obligations under capital leases	$7,285